Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Current Liabilities
Schedule of other current liabilities

	Thousands of Euros
	31/12/2020	31/12/2019
Salaries payable	121,972	175,079
Other payables	1,046	847
Deferred income	22,934	9,791
Advances received	7,210	11,682
Other current liabilities	153,162	197,399